Fair Value Measurements - Additional Information (Detail) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 21, 2021
Derivative warrant liabilities	$ 21,374,160	$ 9,825,000	$ 12,800,160
Change in fair value of derivative warrant liabilities	$ 8,574,000
Change In Fair Value Of Derivative Warrant Liabilities [Member]
Change in fair value of derivative warrant liabilities		$ 11,500,000